Subsequent Events - Additional Information (Details) - USD ($)		1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Nov. 07, 2024	Feb. 29, 2024	Jan. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 15, 2023
Subsequent Event [Line Items]
Percentage of workforce reduction			95.00%
Lease obligations remaining				$ 0		$ 2,600,000	$ 600,000	$ 7,700,000	$ 9,700,000	$ 6,600,000
Common stock, par value				$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par value				$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
2024 SOW under the DMS Agreement | Forecast
Subsequent Event [Line Items]
Lease obligations remaining					$ 2,900,000
Subsequent Event
Subsequent Event [Line Items]
Percentage of workforce reduction			95.00%
Personnel-related restructuring charges			$ 10,000,000
Decrease in lease payments		$ 5,700,000
Subsequent Event | Merger Agreement
Subsequent Event [Line Items]
Merger agreement date	Nov. 07, 2024
Common stock, par value	$ 0.0001
Stock option exercise price per share	4
Subsequent Event | Kalaris Therapeutics, Inc. | Merger Agreement
Subsequent Event [Line Items]
Common stock, par value	0.00001
Preferred stock, par value	$ 0.00001
Termination fee required to pay	$ 3,480,000
Termination fee required to receive	$ 10,410,000
Subsequent Event | Restricted Stock Units
Subsequent Event [Line Items]
Awards vesting period			4 years